Research and Development Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expenses [Abstract]
Salaries, wages and related expenses		$ 1,012	$ 933	$ 969
Share-based payments		238	546	709
Service Providers	[1]	1,424	3,789	2,962
Research and development expense		$ 2,674	$ 5,268	$ 4,640

[1]	The Company has determined that it acts as an agent for certain transactions, see Note 3I. Accordingly, the Company recorded USD 532 thousand as an offset of R&D costs. Receivables and payables regarding such transactions are recorded on a gross basis (see Notes 7 and 8, respectively).